FREIGHT RECEIVABLES	12 Months Ended
Dec. 31, 2017
Freight Receivables [Abstract]
FREIGHT RECEIVABLES
NOTE 10 – FREIGHT RECEIVABLES

USDm	2017	2016	2015
Analysis as of 31 December of freight receivables:
Neither past due nor impaired	25.5	28.7	40.3

Past due not impaired:
Due before 30 days	26.0	13.0	22.8
Due between 30 and 180 days	18.4	18.7	16.4

Past due and impaired:
Due after 180 days	2.7	4.7	5.3
Total gross	72.6	65.1	84.8
Provision for impairment of freight receivables	1.3	2.6	1.7
Total net	71.3	62.5	83.1

As of 31 December 2017, freight receivables included receivables at a value of USD 0.0m (2016: USD 0.6m, 2015: USD 1.9m) that are individually determined to be impaired to a value of USD 0.0 m (2016: USD 0.5m, 2015: USD 0.2m).

Movements in provisions for impairment of freight receivables during the year are as follows:

USDm	2017	2016	2015
Provisions for impairment of Freight receivables
Balance as of 1 January	2.6	1.7	-
Addition from business combinations	-	-	1.9
Provisions for the year	0.6	1.9	0.5
Provisions reversed during the year	-1.9	-1.0	-0.7
Balance as of 31 December	1.3	2.6	1.7

Provisions for impairment of freight receivables have been recognized in the income statement under "Port expenses, bunkers and commissions".